Principal accounting policies - Current expected credit losses upon adoption of ASC 326 (Details) - USD ($) $ in Thousands	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Credit loss provision for accounts receivable and loans and interest receivable		$ 23,075	$ 11,749
ASU No. 2016-13
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting standard	$ 3,972